Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2012
Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2012 comprises:

	December 31,	December 31,
	2012	2011
	(in thousands)
Opening provision	$5,526	$3,284
Amounts used during the year	(756)	(945)
Amounts provided during the year	382	4,190
Amounts released during the year	(105)	(1,003)

Closing provision	$5,047	$5,526